Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
The Fair Value of the Assets Acquired and Liabilities Assumed

The following table summarizes the fair value of the assets acquired and liabilities assumed:

(dollars in millions)
Assets acquired
Investment in real estate:
Buildings and improvements	$136.8
Equipment	4.6
Construction in progress	10.4

Investment in real estate	151.8

Goodwill	269.5
Intangible assets	138.0
Other assets	12.8

Total assets acquired	572.1

Liabilities assumed
Accounts payable and accrued expenses	5.2
Deferred revenue	7.7
Other financing arrangements	32.1
Other liabilities	0.8

Total liabilities assumed	45.8

Net assets acquired	$526.3

Allocation of the Purchase Price to Intangible Assets Acquired

The following table presents the allocation of the purchase price to intangible assets acquired:

	Fair Value (dollars in millions)	Weighted - Average Amortization Period (in Years)
Intangible assets subject to amortization:
Customer relationships	$126.7	15
Trademark	7.4	15
Favorable leasehold interest	3.9	56

Total intangible assets subject to amortization	$138.0	16

Unaudited Pro Forma Results of Operations

The following unaudited pro forma results of operations assumes this acquisition was completed as of January 1, 2009:

(dollars in millions)	Year Ended December 31,
	2010	2009
Revenue	$159.1	$130.8
Income (loss) from continuing operations	8.8	(1.5)

Pro Forma Adjustments

The pro forma adjustments and their effect on the income (loss) from continuing operations were as follows:

	Year Ended December 31,
(dollars in millions)	2010	2009
Elimination of deferred installation revenue	$(1.7)	$(1.6)
Elimination of deferred sales commissions	0.8	0.8
Increase in depreciation and amortization on acquired property and intangibles	(6.5)	(12.9)
Reclass acquisition costs to earliest year presented	9.0	(9.0)
Higher interest costs associated with acquisition-related debt	(1.4)	(4.4)
Tax effects of above entries	(2.6)	5.1

Total	$(2.4)	$(22.0)